Amounts Due to Related Party and Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - Related Party [Member] - USD ($)		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Convertible Note Payable		$ 4,235,519	$ 671,025
Face value of notes payable to related party			3,406,025	$ 205,976
Less: unamortized discounts			(494,104)	(34,834)
Notes payable to related party, total			2,911,921	171,142
Plus deferred compensation payable to Dr. Michael Dent		300,600	300,600	300,600
Total due to related party		$ 5,216,072	3,212,521	471,742
Note Payable to Dr. Michael Dent, March 2023 [Member]
Related Party Transaction [Line Items]
Note Payable				12,601
Note Payable to Dr. Michael Dent, June 2023 [Member]
Related Party Transaction [Line Items]
Note Payable				26,875
Note Payable to Dr. Michael Dent, December 2023 [Member]
Related Party Transaction [Line Items]
Note Payable				166,500
Convertible Note Payable I to Dr. Michael Dent, March 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			393,317
Convertible Note Payable II to Dr. Michael Dent, March 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable	[1]		131,615
Convertible Note Payable III to Dr. Michael Dent, March 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable	[1]		146,093
Convertible Note Payable IV to Dr. Michael Dent, April 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			150,000
Convertible Note Payable V to Dr. Michael Dent, April 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			50,000
Convertible Note Payable VI to Dr. Michael Dent, June 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			1,000,000
Convertible Note Payable VII to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			36,842
Convertible Note Payable VIII to Dr. Michael Dent, April 2025 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			10,526
Convertible Note Payable IX to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			73,684
Convertible Note Payable X to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			21,053
Convertible Note Payable X to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			105,263
Convertible Note Payable XI to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			126,316
Convertible Note Payable XII to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			105,263
Convertible Note Payable XIII to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			52,632
Convertible Note Payable XIV to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			157,895
Convertible Note Payable XV to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			210,526
Advances payable to Dr. Michael Dent, September 2024 [Member]
Related Party Transaction [Line Items]
Advances payable			40,000
Advances payable to Dr. Michael Dent, October 2024 [Member]
Related Party Transaction [Line Items]
Advances payable			270,000
Advances payable to Dr. Michael Dent, November 2024 [Member]
Related Party Transaction [Line Items]
Advances payable			110,000
Convertible Note Payable XVI to Dr. Michael Dent, December 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			25,000
Convertible Note Payable XVII to Dr. Michael Dent, December 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			70,000
Convertible Note Payable XVIII to Dr. Michael Dent, December 2024 [Member]
Related Party Transaction [Line Items]
Convertible Note Payable			$ 120,000

[1]	- denotes note payable carried at fair value